Long-Term Investments - Schedule of Long-term investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Investments [Line Items]
Beginning balance	¥ 1,963,194	¥ 2,084,933	¥ 2,295,032
Additons	183,266	144,237	127,018
Investment gain(loss)	500,533	(261,991)	(224,364)
Disposals (Note 26(3))	(82,357)	0	0
Share of results of equity method investees	30,928	(29,069)	54,740
Transfer			(204,836)
Foreign currency translation	(44,950)	25,084	37,343
Ending balance	2,523,037	1,963,194	2,084,933
Maturities of retained asset-backed notes and securities	(27,577)
Equity Securities [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	173,817	198,006	191,000
Additons	0	0	0
Changes from debt investments to equity investments without readily determinable fair values			57,832
Investment gain(loss)	114,316	(24,189)	(50,826)
Foreign currency translation	0	0	0
Ending balance	288,133	173,817	198,006
Equity investments with readily determinable fair values [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	78,351	104,972	112,641
Additons	0	0	0
Investment gain(loss)	74,657	(27,425)	(7,989)
Disposals (Note 26(3))	(82,357)
Foreign currency translation	(1,636)	804	320
Ending balance	69,015	78,351	104,972
Debt Securities [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	1,034,204	1,228,595	1,626,131
Additons	80,250	0	0
Changes from debt investments to equity investments without readily determinable fair values			(57,832)
Investment gain(loss)	311,560	(210,377)	(165,549)
Transfer			(204,836)
Foreign currency translation	(26,807)	15,986	30,681
Ending balance	1,371,630	1,034,204	1,228,595
Maturities of retained asset-backed notes and securities	(27,577)
Equity method investments [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	676,822	553,360	365,260
Additons	103,016	144,237	127,018
Share of results of equity method investees	30,928	(29,069)	54,740
Foreign currency translation	(16,507)	8,294	6,342
Ending balance	¥ 794,259	¥ 676,822	¥ 553,360